Segment Information (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Revenue	$ 106,916	$ 99,870	$ 95,758
Net Plant, Property and Equipment	12,457	12,432	12,455
Revenue | Major Client
Segment Information
Percentage required for qualification as major customer or major geographic category	10.00%
Revenue | Geographic Information
Segment Information
Percentage required for qualification as major customer or major geographic category	10.00%
United States | Geographic Information
Segment Information
Revenue	37,041	35,581	34,150
Net Plant, Property and Equipment	6,271	6,134	6,313
Japan | Geographic Information
Segment Information
Revenue	10,968	10,701	10,222
Other countries | Geographic Information
Segment Information
Revenue	58,906	53,589	51,386
Net Plant, Property and Equipment	$ 6,186	$ 6,298	$ 6,142